Shares in group companies (Tables)	12 Months Ended
Dec. 31, 2022
Aegon N.V [member]
Statement [LineItems]
Summary of Shares in Group Companies

	2022	2021

At January 1	26,042	24,846

Capital contributions and acquisitions	36	65

Dividend received	(1,634)	(1,196)

Net result for the financial year	(1,275)	2,120

Revaluations	(9,575)	209

At December 31	13,594	26,042